Information by segment and main country - Text Details (Detail) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Information by segment and main country - Text Details (Detail) [Line Items]
Share of sales for single customer	10.00%
Diagnosis & Treatment [Member]
Information by segment and main country - Text Details (Detail) [Line Items]
Intersegment funding	€ 54